Financial instruments (Tables)	12 Months Ended
Sep. 30, 2025
Financial Instruments [Abstract]
Disclosure of financial liabilities included in the long-term debt
The following table presents the financial liabilities included in the long-term debt (Note 14) measured at amortized cost categorized using the fair value hierarchy.

		As at September 30, 2025		As at September 30, 2024
	Level	Carrying amount	Fair value	Carrying amount	Fair value
		$	$	$	$
2021 U.S. Senior Notes	Level 2	1,386,564	1,310,044	1,342,758	1,223,120
2021 CAD Senior Notes	Level 2	597,892	580,561	597,212	564,768
2024 CAD Senior Notes	Level 2	747,001	766,844	746,144	759,375
2025 U.S. Senior Notes	Level 2	894,509	930,366	—	—
Other long-term debt	Level 2	11,869	11,892	2,194	2,119
		3,637,835	3,599,707	2,688,308	2,549,382

Disclosure of fair value measurement of financial assets
The following table presents financial assets and liabilities measured at fair value categorized using the fair value hierarchy:

	Level	As at September 30, 2025	As at September 30, 2024
		$	$
Financial assets
FVTE
Cash and cash equivalents	Level 2	864,209	1,461,145
Cash included in funds held for clients (Note 5)	Level 2	704,503	233,584
Deferred compensation plan assets (Note 11)	Level 1	125,388	112,270
		1,694,100	1,806,999
Derivative financial instruments designated as hedging instruments
Current derivative financial instruments included in current financial assets	Level 2
Cross-currency swaps		1,011	—
Foreign currency forward contracts		1,481	5,055
Long-term derivative financial instruments (Note 11)	Level 2
Cross-currency swaps		395	—
Foreign currency forward contracts		459	2,644
		3,346	7,699
FVOCI
Short-term investments included in current financial assets	Level 2	3,675	3,279
Long-term bonds included in funds held for clients (Note 5)	Level 2	240,932	223,196
Long-term investments (Note 11)	Level 2	27,687	24,209
		272,294	250,684
Financial liabilities
Derivative financial instruments designated as hedging instruments
Current derivative financial instruments	Level 2
Cross-currency swaps		3,036	—
Foreign currency forward contracts		21,586	13,073
Long-term derivative financial instruments	Level 2
Cross-currency swaps		136,155	9,500
Foreign currency forward contracts		36,950	10,204
		197,727	32,777

Disclosure of fair value measurement of financial liabilities
The following table presents financial assets and liabilities measured at fair value categorized using the fair value hierarchy:

	Level	As at September 30, 2025	As at September 30, 2024
		$	$
Financial assets
FVTE
Cash and cash equivalents	Level 2	864,209	1,461,145
Cash included in funds held for clients (Note 5)	Level 2	704,503	233,584
Deferred compensation plan assets (Note 11)	Level 1	125,388	112,270
		1,694,100	1,806,999
Derivative financial instruments designated as hedging instruments
Current derivative financial instruments included in current financial assets	Level 2
Cross-currency swaps		1,011	—
Foreign currency forward contracts		1,481	5,055
Long-term derivative financial instruments (Note 11)	Level 2
Cross-currency swaps		395	—
Foreign currency forward contracts		459	2,644
		3,346	7,699
FVOCI
Short-term investments included in current financial assets	Level 2	3,675	3,279
Long-term bonds included in funds held for clients (Note 5)	Level 2	240,932	223,196
Long-term investments (Note 11)	Level 2	27,687	24,209
		272,294	250,684
Financial liabilities
Derivative financial instruments designated as hedging instruments
Current derivative financial instruments	Level 2
Cross-currency swaps		3,036	—
Foreign currency forward contracts		21,586	13,073
Long-term derivative financial instruments	Level 2
Cross-currency swaps		136,155	9,500
Foreign currency forward contracts		36,950	10,204
		197,727	32,777

Disclosure of detailed information about cross-currency swap agreements
The following tables summarize the cross-currency swap agreements that the Company had entered into in order to manage its currency:

					As at September 30, 2025	As at September 30, 2024
Receive Notional	Receive Rate	Pay Notional	Pay rate	Maturity	Fair value	Fair value
					$	$
Hedges of net investments in European operations
$1,270,000	From 1.62% to 4.15%	€866,365	From (0.14)% to 3.70%	From September 2027 to 2029	(109,168)	(7,806)
$80,000	4.15%	SEK609,940	From 3.49% to 3.51%	September 2029	(9,090)	(1,694)
Hedges of net investments in European operations and cash flow hedges on the 2021 U.S. Senior Notes
U.S.$63,500	From 1.45% to 2.30%	SEK619,583	From (0.73)% to 1.01%	From September 2026 to 2031	(2,448)	—
U.S.$11,500	From 1.45% to 2.30%	DKK73,986	From (1.01)% to 0.85%	From September 2026 to 2031	(54)	—
Cash flow hedges on the 2025 U.S. Senior Notes
U.S.$650,000	4.95%	$933,985	3.71%	March 2030	(17,025)	—
Total					(137,785)	(9,500)

Disclosure of notional, average contract rates, maturities and sensitivity analysis for currency risk
As at September 30, 2025, the Company held foreign currency forward contracts to hedge exposures to changes in foreign currency, which have the following notional, average contract rates and maturities:

		Average contract rates		As at September 30, 2025	As at September 30, 2024
Foreign currency forward contracts	Notional	Less than one year	More than one year	Fair value	Fair value
				$	$
USD/INR	U.S.$482,362	87.72	92.05	(16,732)	2,091
CAD/INR	$458,999	64.89	68.22	(5,425)	314
EUR/INR	€170,890	99.00	107.80	(17,312)	(1,156)
GBP/INR	£129,282	112.00	120.29	(12,921)	(8,700)
SEK/INR	kr258,452	8.72	9.63	(3,075)	(720)
GBP/EUR	£104,627	1.15	—	223	(5,763)
GBP/SEK	£56,618	12.63	—	(210)	—
EUR/MAD	€6,000	10.58	—	(87)	(548)
EUR/CZK	€25,800	25.04	25.51	724	(473)
Others	$58,644			(1,781)	(623)
Total				(56,596)	(15,578)
The following table details the Company's sensitivity to a 10% strengthening of the euro, the U.S. dollar, the British pound and the Swedish krona, foreign currency rates on net earnings and on other comprehensive income (loss). The sensitivity analysis on net earnings presents the impact of foreign currency denominated financial instruments and adjusts their translation at period end for a 10% strengthening in foreign currency rates. The sensitivity analysis on other comprehensive income (loss) presents the impact of a 10% strengthening in foreign currency rates on the fair value of foreign currency forward contracts designated as cash flow hedges and on net investment hedges.

				2025				2024
	euro impact	U.S. dollar impact	British pound impact	Swedish krona impact	euro impact	U.S. dollar impact	British pound impact	Swedish krona impact
	$	$	$	$	$	$	$	$
Increase in net earnings	2,806	5,827	990	265	150	1,359	1,179	521
Decrease in other comprehensive income (loss)	(211,271)	(235,753)	(22,262)	(20,296)	(174,239)	(180,405)	(17,269)	(9,631)

Disclosure of maturity analysis for non-derivative financial liabilities
The following tables summarize the carrying amount and the contractual maturities of both the interest and principal portion of financial liabilities. All amounts contractually denominated in foreign currency are presented in Canadian dollar equivalent amounts using the period-end spot rate or floating rate.

As at September 30, 2025	Carrying amount	Contractual cash flows	Less than one year	Between one and three years	Between three and five years	Beyond five years
	$	$	$	$	$	$
Non-derivative financial liabilities
Accounts payable and accrued liabilities	1,014,834	1,014,834	1,014,834	—	—	—
Accrued compensation and employee-related liabilities	1,269,767	1,269,767	1,269,767	—	—	—
2021 U.S. Senior Notes	1,386,564	1,481,011	859,688	25,633	25,633	570,057
2021 CAD Senior Notes	597,892	637,380	12,180	625,200	—	—
2024 CAD Senior Notes	747,001	846,508	28,562	349,284	468,662	—
2025 U.S. Senior Notes	894,509	1,105,226	42,831	89,646	972,749	—
Lease liabilities	693,484	779,572	197,735	296,202	177,385	108,250
Other long-term debt	11,869	12,016	11,147	570	204	95
Clients’ funds obligations	973,673	973,673	973,673	—	—	—
Derivative financial liabilities
Cash flow hedges of future revenue	58,536
Outflow		1,602,133	505,880	845,772	250,481	—
(Inflow)		(1,632,658)	(492,218)	(865,405)	(275,035)	—
Cross-currency swaps	139,191
Outflow		2,797,646	133,358	1,127,564	1,499,067	37,657
(Inflow)		(2,691,418)	(153,134)	(1,059,582)	(1,442,517)	(36,185)
	7,787,320	8,195,690	4,404,303	1,434,884	1,676,629	679,874

As at September 30, 2024	Carrying amount	Contractual cash flows	Less than one year	Between one and three years	Between three and five years	Beyond five years
	$	$	$	$	$	$
Non-derivative financial liabilities
Accounts payable and accrued liabilities	999,790	999,790	999,790	—	—	—
Accrued compensation and employee-related liabilities	1,165,903	1,165,903	1,165,903	—	—	—
2021 U.S. Senior Notes	1,342,758	1,462,053	24,191	847,526	24,868	565,468
2021 CAD Senior Notes	597,212	650,400	12,600	25,200	612,600	—
2024 CAD Senior Notes	746,144	879,191	30,623	361,245	487,323	—
Lease liabilities	620,095	697,298	173,061	254,475	166,326	103,436
Other long-term debt	2,194	2,312	1,028	823	197	264
Clients’ funds obligations	504,515	504,515	504,515	—	—	—
Derivative financial liabilities
Cash flow hedges of future revenue	23,277
Outflow		744,758	186,439	545,077	13,242	—
(Inflow)		(758,162)	(175,510)	(568,052)	(14,600)	—
Cross-currency swaps	9,500
Outflow		1,496,435	26,090	353,834	1,116,511	—
(Inflow)		(1,518,971)	(40,681)	(381,060)	(1,097,230)	—
	6,011,388	6,325,522	2,908,049	1,439,068	1,309,237	669,168

Disclosure of maturity analysis for derivative financial liabilities
The following tables summarize the carrying amount and the contractual maturities of both the interest and principal portion of financial liabilities. All amounts contractually denominated in foreign currency are presented in Canadian dollar equivalent amounts using the period-end spot rate or floating rate.

As at September 30, 2025	Carrying amount	Contractual cash flows	Less than one year	Between one and three years	Between three and five years	Beyond five years
	$	$	$	$	$	$
Non-derivative financial liabilities
Accounts payable and accrued liabilities	1,014,834	1,014,834	1,014,834	—	—	—
Accrued compensation and employee-related liabilities	1,269,767	1,269,767	1,269,767	—	—	—
2021 U.S. Senior Notes	1,386,564	1,481,011	859,688	25,633	25,633	570,057
2021 CAD Senior Notes	597,892	637,380	12,180	625,200	—	—
2024 CAD Senior Notes	747,001	846,508	28,562	349,284	468,662	—
2025 U.S. Senior Notes	894,509	1,105,226	42,831	89,646	972,749	—
Lease liabilities	693,484	779,572	197,735	296,202	177,385	108,250
Other long-term debt	11,869	12,016	11,147	570	204	95
Clients’ funds obligations	973,673	973,673	973,673	—	—	—
Derivative financial liabilities
Cash flow hedges of future revenue	58,536
Outflow		1,602,133	505,880	845,772	250,481	—
(Inflow)		(1,632,658)	(492,218)	(865,405)	(275,035)	—
Cross-currency swaps	139,191
Outflow		2,797,646	133,358	1,127,564	1,499,067	37,657
(Inflow)		(2,691,418)	(153,134)	(1,059,582)	(1,442,517)	(36,185)
	7,787,320	8,195,690	4,404,303	1,434,884	1,676,629	679,874

As at September 30, 2024	Carrying amount	Contractual cash flows	Less than one year	Between one and three years	Between three and five years	Beyond five years
	$	$	$	$	$	$
Non-derivative financial liabilities
Accounts payable and accrued liabilities	999,790	999,790	999,790	—	—	—
Accrued compensation and employee-related liabilities	1,165,903	1,165,903	1,165,903	—	—	—
2021 U.S. Senior Notes	1,342,758	1,462,053	24,191	847,526	24,868	565,468
2021 CAD Senior Notes	597,212	650,400	12,600	25,200	612,600	—
2024 CAD Senior Notes	746,144	879,191	30,623	361,245	487,323	—
Lease liabilities	620,095	697,298	173,061	254,475	166,326	103,436
Other long-term debt	2,194	2,312	1,028	823	197	264
Clients’ funds obligations	504,515	504,515	504,515	—	—	—
Derivative financial liabilities
Cash flow hedges of future revenue	23,277
Outflow		744,758	186,439	545,077	13,242	—
(Inflow)		(758,162)	(175,510)	(568,052)	(14,600)	—
Cross-currency swaps	9,500
Outflow		1,496,435	26,090	353,834	1,116,511	—
(Inflow)		(1,518,971)	(40,681)	(381,060)	(1,097,230)	—
	6,011,388	6,325,522	2,908,049	1,439,068	1,309,237	669,168

Disclosure of analysis of age of trade accounts receivable
The following table sets forth details of the age of trade accounts receivable that are past due:

	2025	2024
	$	$
Not past due	1,195,658	1,005,651
Past due 1-30 days	92,167	71,445
Past due 31-60 days	24,089	18,352
Past due 61-90 days	11,284	11,957
Past due more than 90 days	26,238	13,367
	1,349,436	1,120,772
Allowance for doubtful accounts	(6,154)	(3,060)
	1,343,282	1,117,712